S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Joseph Edelman [Member]	Jun. 11, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Edelman
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	indirect ownership interest
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	37.00%